Income Taxes Income Taxes (Tables)	12 Months Ended
Dec. 31, 2011
Income Tax Disclosure [Abstract]
Schedule of Income before Income Tax, Domestic and Foreign [Table Text Block]
For the years ended December 31, income from continuing operations before income taxes consisted of the following:

In millions	2011	2010	2009
(Loss) income before income taxes
United States	$(110)	$(59)	$(137)
Foreign	306	195	230
Total income from continuing operations before income taxes	$196	$136	$93

Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
For the years ended December 31, income tax (benefit) expense consisted of the following:

In millions	2011	2010	2009
Income tax (benefit) expense
Current
Federal	$2	$(8)	$1
State	1	1	7
Foreign	61	44	67
Deferred
Federal	(15)	(8)	(39)
State	—	(1)	(6)
Foreign	2	(39)	(22)
Total income tax (benefit) expense	$51	$(11)	$8

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
The following table presents the principal components of the difference between the effective tax rate and the U.S. federal statutory income tax rate for the years ended December 31:

In millions	2011	2010	2009
Income tax (benefit) expense at the U.S. federal tax rate of 35%	$68	$47	$33
Foreign income tax differential	(19)	(23)	(33)
U.S. permanent book/tax differences	3	2	(1)
Tax audit settlements	(12)	—	—
Change in liability for unrecognized tax benefits	2	4	11
Nondeductible transaction costs	4	—	—
Federal capital loss valuation allowance	5	—	—
Japan valuation allowance release	—	(40)	—
Other, net	—	(1)	(2)
Total income tax (benefit) expense	$51	$(11)	$8

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
Deferred income tax assets and liabilities included in the Consolidated Balance Sheets as of December 31 were as follows:

In millions	2011	2010
Deferred income tax assets
Employee pensions and other benefits	$658	$540
Other balance sheet reserves and allowances	148	170
Tax loss and credit carryforwards	376	341
Capitalized research and development	67	57
Property, plant and equipment	49	18
Intangibles	—	5
Other	56	47
Total deferred income tax assets	1,354	1,178
Valuation allowance	(412)	(410)
Net deferred income tax assets	942	768
Deferred income tax liabilities
Intangibles	81	—
Capitalized software	10	11
Other	9	7
Total deferred income tax liabilities	100	18
Total net deferred income tax assets	$842	$750

Summary of Income Tax Contingencies [Table Text Block]
The aggregate changes in the balance of our gross unrecognized tax benefits were as follows for the years ended December 31:

In millions	2011	2010
Gross unrecognized tax benefits - January 1	$285	$288
Increases related to tax positions from prior years	18	16
Decreases related to tax positions from prior years	(28)	(23)
Increases related to tax provisions taken during the current year	23	30
Settlements with tax authorities	(33)	(11)
Lapses of statutes of limitation	(13)	(15)
Total gross unrecognized tax benefits - December 31	$252	$285